March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.5%
ANZ Group Holdings Ltd.	1,880,585	$ 47,287,776
APA Group	820,553	5,652,551
Aristocrat Leisure Ltd.	345,232	10,973,290
ASX Ltd.	126,726	4,597,936
BHP Group Ltd., Class DI	3,168,778	114,654,400
Brambles Ltd.	847,284	13,297,507
CAR Group Ltd.	246,238	3,930,787
Cochlear Ltd.	40,803	4,801,317
Coles Group Ltd.	837,372	12,698,546
Commonwealth Bank of Australia	1,044,088	122,269,757
Computershare Ltd.	324,775	6,405,365
CSL Ltd.	302,690	29,729,897
Evolution Mining Ltd.	1,266,922	11,408,268
Fortescue Ltd.	1,056,546	15,097,620
Glencore PLC	6,223,522	47,136,168
Goodman Group	1,275,764	22,904,438
Insurance Australia Group Ltd.	1,540,917	7,803,565
Lottery Corp. Ltd.	1,388,678	5,186,085
Lynas Rare Earths Ltd.(a)	565,169	7,673,562
Macquarie Group Ltd.	225,906	32,091,484
Medibank Pvt Ltd.	1,782,453	5,393,317
National Australia Bank Ltd.	1,913,854	55,359,482
Northern Star Resources Ltd.	848,016	12,327,436
Origin Energy Ltd.	1,074,837	9,249,142
Pro Medicus Ltd.	37,001	3,049,509
Qantas Airways Ltd.	479,806	2,818,501
QBE Insurance Group Ltd.	939,331	13,861,475
REA Group Ltd.	34,029	3,728,160
Rio Tinto Ltd.	231,686	26,322,676
Rio Tinto PLC	704,308	65,341,241
Santos Ltd.	2,026,314	11,091,120
Scentre Group	3,393,659	7,830,287
SGH Ltd.	132,874	3,780,397
Sigma Healthcare Ltd.	3,240,998	5,989,225
Sonic Healthcare Ltd.	292,941	4,162,335
South32 Ltd.	2,918,785	8,838,098
Stockland	1,562,886	4,691,514
Suncorp Group Ltd.	705,496	7,917,554
Telstra Group Ltd.	2,547,403	9,404,010
Transurban Group	1,943,346	18,957,031
Vicinity Ltd.	2,522,525	4,115,222
Washington H Soul Pattinson & Co. Ltd.	213,332	5,995,251
Wesfarmers Ltd.	708,313	36,163,603
Westpac Banking Corp.	2,133,957	58,972,464
WiseTech Global Ltd.	131,861	3,557,684
Woodside Energy Group Ltd.	1,186,113	28,155,387
Woolworths Group Ltd.	762,166	19,246,401
		961,918,841
Austria — 0.3%
BAWAG Group AG(b)	47,807	7,267,980
Erste Group Bank AG	191,157	20,649,791
OMV AG	91,437	6,689,535
Raiffeisen Bank International AG	81,692	3,498,605
Verbund AG	42,277	3,230,774
		41,336,685
Belgium — 0.9%
Ageas SA	92,636	6,819,213
Anheuser-Busch InBev SA	616,709	42,667,671
D’ieteren Group	13,793	2,553,814
Security	Shares	Value
Belgium (continued)
Elia Group SA	27,088	$ 4,160,692
Financiere de Tubize SA	12,924	3,206,002
Groupe Bruxelles Lambert NV	49,620	4,513,656
KBC Group NV	142,623	17,455,909
Lotus Bakeries NV	253	2,856,563
Sofina SA	10,654	2,587,061
Syensqo SA	46,799	2,728,032
UCB SA	78,496	23,650,593
		113,199,206
Brazil — 0.0%
Yara International ASA	102,799	6,009,051
Chile — 0.1%
Antofagasta PLC	244,836	10,979,541
China — 0.5%
BOC Hong Kong Holdings Ltd.	2,308,534	12,736,190
Prosus NV	812,360	37,608,646
SITC International Holdings Co. Ltd.	882,000	3,861,857
Wharf Holdings Ltd.	676,426	1,866,788
Wilmar International Ltd.	1,260,383	3,786,662
Yangzijiang Shipbuilding Holdings Ltd.	1,611,600	4,787,078
		64,647,221
Czech Republic — 0.0%
CSG NV(a)	124,174	3,349,910
Denmark — 1.6%
AP Moller - Maersk A/S, Class A	1,817	4,448,978
AP Moller - Maersk A/S, Class B	2,451	6,122,303
Carlsberg A/S, Class B	58,368	7,251,311
Coloplast A/S, Class B	78,304	5,333,981
Danske Bank A/S	414,739	20,439,398
Demant A/S(a)(c)	61,899	1,875,757
DSV A/S	126,892	30,645,443
Genmab A/S(a)	37,890	10,204,587
Novo Nordisk A/S, Class B	1,999,589	73,173,888
Novonesis Novozymes B, Class B	218,777	12,997,793
Orsted A/S(a)(b)	328,117	8,136,977
Pandora A/S	49,049	3,505,723
Rockwool AS, Class B, B Shares	64,309	1,786,165
Tryg A/S	208,771	4,976,120
Vestas Wind Systems A/S	626,997	18,917,073
		209,815,497
Finland — 1.2%
Elisa OYJ	88,309	4,301,569
Fortum OYJ	278,543	7,123,102
Kesko OYJ, Class B, B Shares	169,579	3,766,070
Kone OYJ, Class B	211,028	13,472,181
Metso OYJ	411,748	7,135,712
Neste OYJ	262,669	8,536,100
Nokia OYJ	3,288,787	26,382,704
Nordea Bank Abp	1,918,774	33,039,680
Orion OYJ, Class B	67,901	5,488,202
Sampo OYJ, Class A, A Shares	1,491,815	15,867,144
Stora Enso OYJ, Class R, R Shares	361,610	4,246,348
UPM-Kymmene OYJ	327,656	10,255,551
Wartsila OYJ Abp	312,276	11,631,648
		151,246,011
France — 9.8%
Accor SA	116,578	5,591,451
Aeroports de Paris SA	21,505	2,627,205
Air Liquide SA	361,483	74,717,995

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Airbus SE	370,735	$ 70,095,925
Alstom SA(a)	215,146	6,152,791
Amundi SA(b)	38,442	3,303,620
AXA SA	1,043,359	47,943,947
Ayvens SA(b)	226,949	2,675,754
BioMerieux	26,692	2,851,607
BNP Paribas SA	627,095	59,739,346
Bollore SE	453,486	2,593,041
Bouygues SA	119,618	6,932,666
Bureau Veritas SA	211,347	6,325,913
Capgemini SE	94,953	11,204,306
Carrefour SA	365,725	6,771,708
Cie de Saint-Gobain SA	276,500	22,892,655
Cie Generale des Etablissements Michelin SCA	405,562	13,894,102
Covivio SA	35,694	2,133,195
Credit Agricole SA	657,543	12,272,606
Danone SA	401,905	32,115,083
Dassault Aviation SA	12,169	4,529,334
Dassault Systemes SE	416,435	8,430,414
Eiffage SA	42,592	6,532,233
Engie SA	1,139,547	36,724,685
EssilorLuxottica SA	187,883	43,781,460
Gecina SA	28,607	2,257,128
Getlink SE	187,813	4,052,787
Hermes International SCA	19,760	37,432,373
Ipsen SA	23,417	4,376,253
Kering SA	46,219	14,035,018
Klepierre SA	133,578	5,014,809
Legrand SA	162,821	25,294,995
L’Oreal SA	149,864	61,188,051
LVMH Moet Hennessy Louis Vuitton SE	155,256	84,870,591
Orange SA	1,156,086	23,703,296
Pernod Ricard SA	125,301	9,317,616
Publicis Groupe SA	142,105	11,761,958
Renault SA	119,343	4,091,543
Rexel SA	137,878	5,463,554
Safran SA	221,858	72,598,456
Sanofi SA	681,438	65,806,311
Sartorius Stedim Biotech	18,129	3,530,843
Schneider Electric SE	342,068	93,173,039
Societe Generale SA	428,528	31,289,783
Sodexo SA(c)	56,358	2,892,972
Thales SA	57,538	16,872,738
TotalEnergies SE	1,239,037	113,711,513
Unibail-Rodamco-Westfield	75,643	8,345,353
Veolia Environnement SA	391,437	14,908,272
Vinci SA	308,551	46,313,257
		1,255,135,551
Germany — 8.6%
adidas AG, Class N	106,169	17,184,169
Allianz SE, Registered Shares	237,346	100,235,585
BASF SE	554,141	34,129,748
Bayer AG, Registered Shares	609,958	28,227,763
Bayerische Motoren Werke AG	174,196	16,114,296
Beiersdorf AG(c)	60,249	5,415,623
Brenntag SE, Class N	76,198	5,161,521
Commerzbank AG	455,019	16,598,777
Continental AG	68,298	4,767,690
CTS Eventim AG & Co. KGaA	38,742	2,269,146
Daimler Truck Holding AG	285,203	14,045,051
Deutsche Bank AG, Class N, Registered Shares	1,132,426	33,701,082
Security	Shares	Value
Germany (continued)
Deutsche Boerse AG, Class N	116,910	$ 34,248,242
Deutsche Lufthansa AG, Registered Shares	372,300	3,170,424
Deutsche Post AG, Class N	573,996	30,253,551
Deutsche Telekom AG, Registered Shares	2,295,293	85,667,831
E.ON SE, Class N	1,393,930	30,529,107
Evonik Industries AG	163,443	3,207,188
Fresenius Medical Care AG	136,629	6,191,689
Fresenius SE & Co. KGaA	262,273	13,610,853
GEA Group AG	90,971	6,524,229
Hannover Rueck SE, Class N	37,438	11,770,535
Heidelberg Materials AG	83,087	17,534,389
Henkel AG & Co. KGaA	64,520	4,634,499
Hensoldt AG(c)	40,937	3,633,172
Hochtief AG	9,650	4,389,508
Infineon Technologies AG, Class N	810,808	36,783,215
Knorr-Bremse AG	45,038	5,145,672
LEG Immobilien SE	46,920	3,064,896
Mercedes-Benz Group AG, Class N	448,379	27,558,671
Merck KGaA	80,243	10,195,174
MTU Aero Engines AG, Class N	33,418	12,191,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	81,511	51,477,568
Nemetschek SE	37,251	2,788,609
Rational AG	3,311	2,429,117
Rheinmetall AG	28,701	48,412,447
RWE AG	392,555	26,410,629
SAP SE	651,503	111,069,908
Scout24 SE(b)	46,565	3,592,879
Siemens AG, Class N, Registered Shares	474,171	115,524,231
Siemens Energy AG(a)	483,526	83,383,797
Siemens Healthineers AG(b)	210,103	8,964,268
Symrise AG, Class A	82,441	7,039,779
Talanx AG(a)	40,082	4,973,660
Vonovia SE	473,969	11,855,119
Zalando SE(a)(b)	139,419	3,406,110
		1,109,482,930
Hong Kong — 1.9%
AIA Group Ltd.	6,555,083	72,835,640
CK Asset Holdings Ltd.	1,201,089	6,872,379
CK Infrastructure Holdings Ltd.	417,344	3,346,764
CLP Holdings Ltd.	1,068,261	10,057,553
Futu Holdings Ltd., ADR(a)	35,309	4,828,859
Henderson Land Development Co. Ltd.	951,774	3,536,035
HKT Trust & HKT Ltd., Class SS	2,478,417	3,873,011
Hong Kong & China Gas Co. Ltd.	6,985,383	6,354,258
Hong Kong Exchanges & Clearing Ltd.	748,943	37,782,657
Hongkong Land Holdings Ltd.	672,993	5,244,623
Jardine Matheson Holdings Ltd.	105,886	7,611,425
Link REIT	1,702,091	7,888,872
MTR Corp. Ltd.	1,013,533	4,153,422
Power Assets Holdings Ltd.	864,118	6,741,822
Prudential PLC	1,580,703	21,976,689
Sino Land Co. Ltd.	2,283,975	3,346,793
Sun Hung Kai Properties Ltd.	904,088	15,053,822
Swire Pacific Ltd., Class A	236,200	2,581,603
Techtronic Industries Co. Ltd.	913,131	12,126,587
WH Group Ltd.(b)	5,203,107	6,839,150
Wharf Real Estate Investment Co. Ltd.	1,094,245	3,184,403
		246,236,367
Ireland — 0.4%
AerCap Holdings NV	103,958	14,260,959
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
AIB Group PLC	1,326,656	$ 14,162,202
Bank of Ireland Group PLC	591,483	10,731,413
Kerry Group PLC, Class A	99,887	7,952,977
Kingspan Group PLC	95,029	8,125,919
		55,233,470
Israel — 1.1%
Azrieli Group Ltd.	26,478	3,551,810
Bank Hapoalim BM	813,589	19,107,134
Bank Leumi Le-Israel BM	924,743	20,679,871
Check Point Software Technologies Ltd.(a)	53,323	7,617,190
CyberArk Software Ltd.(a)	30,539	1,374,255
Elbit Systems Ltd.	18,131	15,286,449
ICL Group Ltd.	517,509	2,670,974
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	789,674	7,973,929
Mizrahi Tefahot Bank Ltd.	97,314	7,111,378
Nice Ltd.(a)	38,522	4,253,156
Nova Ltd.(a)	19,107	8,437,808
Phoenix Financial Ltd.	148,328	7,919,833
Teva Pharmaceutical Industries Ltd., ADR(a)	712,038	21,446,585
Tower Semiconductor Ltd.(a)(c)	70,211	12,418,604
		139,848,979
Italy — 3.2%
Banca Mediolanum SpA	138,839	2,813,045
Banca Monte dei Paschi di Siena SpA	1,226,202	10,699,256
Banco BPM SpA	705,549	9,814,529
BPER Banca SpA	914,722	11,987,626
Coca-Cola HBC AG, Class DI	135,415	7,627,822
Davide Campari-Milano NV	382,229	2,730,899
Enel SpA	5,074,464	55,478,247
Eni SpA	1,269,927	36,108,827
Ferrari NV	78,261	26,554,259
FinecoBank Banca Fineco SpA	379,709	8,448,038
Generali	529,219	21,291,280
Intesa Sanpaolo SpA	8,649,169	52,309,176
Italgas SpA	378,366	4,407,580
Leonardo SpA	251,270	17,091,246
Moncler SpA	145,026	8,731,802
Poste Italiane SpA(b)	283,824	6,680,863
Prysmian SpA	174,827	20,645,510
Recordati Industria Chimica e Farmaceutica SpA	71,412	4,088,949
Ryanair Holdings PLC	521,313	14,675,926
Snam SpA	1,251,995	9,484,406
Telecom Italia SpA(a)	11,016,439	8,214,723
Terna - Rete Elettrica Nazionale	873,561	9,991,279
UniCredit SpA	870,403	62,446,006
Unipol Assicurazioni SpA	222,729	5,174,032
		417,495,326
Ivory Coast — 0.1%
Endeavour Mining PLC	119,917	7,224,972
Japan — 22.8%
Advantest Corp.	478,000	65,967,170
Aeon Co. Ltd.	1,389,338	16,610,840
AGC, Inc.	122,048	4,323,858
Aisin Corp.	307,838	4,336,852
Ajinomoto Co., Inc.	564,708	15,964,994
ANA Holdings, Inc.	103,111	1,846,641
Asahi Group Holdings Ltd.	949,006	9,475,470
Asahi Kasei Corp.	809,468	7,920,221
Asics Corp.	435,300	11,703,082
Security	Shares	Value
Japan (continued)
Astellas Pharma, Inc.	1,129,043	$ 18,405,448
Bandai Namco Holdings, Inc.	365,012	9,004,989
Bridgestone Corp.	712,482	14,846,881
Canon, Inc.	540,848	15,007,094
Capcom Co. Ltd.	223,500	4,722,985
Central Japan Railway Co.	482,000	12,532,573
Chiba Bank Ltd.	351,770	4,553,505
Chubu Electric Power Co., Inc.	425,611	7,017,010
Chugai Pharmaceutical Co. Ltd.	419,030	23,108,849
Dai Nippon Printing Co. Ltd.	254,236	4,632,175
Daifuku Co. Ltd.	201,428	7,112,233
Dai-ichi Life Holdings, Inc.	2,193,700	20,230,281
Daiichi Sankyo Co. Ltd.	1,122,762	20,086,957
Daikin Industries Ltd.	164,568	19,739,414
Daito Trust Construction Co. Ltd.	190,350	4,460,694
Daiwa House Industry Co. Ltd.	349,776	10,973,501
Daiwa Securities Group, Inc.	832,252	7,885,909
Denso Corp.	1,089,760	13,663,499
Disco Corp.	57,477	23,426,657
East Japan Railway Co.	601,632	13,760,198
Ebara Corp.	288,400	8,164,063
Eisai Co. Ltd.	163,815	5,128,524
ENEOS Holdings, Inc.	1,688,763	15,215,969
FANUC Corp.	582,255	20,295,621
Fast Retailing Co. Ltd.	119,123	47,066,229
Fuji Electric Co. Ltd.	88,494	6,199,187
FUJIFILM Holdings Corp.	698,424	13,308,915
Fujikura Ltd.	981,600	26,995,988
Fujitsu Ltd.	1,098,340	22,461,779
Hankyu Hanshin Holdings, Inc.	153,763	4,446,064
Hikari Tsushin, Inc.	11,406	2,901,813
Hitachi Ltd.	2,858,465	83,854,466
Honda Motor Co. Ltd.	2,306,005	18,663,808
Hoya Corp.	211,178	36,609,892
Hulic Co. Ltd.	300,867	3,507,073
Ibiden Co. Ltd.	149,400	7,476,052
Idemitsu Kosan Co. Ltd.	482,400	4,735,967
IHI Corp.	641,800	13,242,256
Inpex Corp.	549,900	16,265,753
Isuzu Motors Ltd.	337,282	4,857,119
ITOCHU Corp.	3,708,065	47,168,368
Japan Airlines Co. Ltd.	92,162	1,504,674
Japan Exchange Group, Inc.	611,572	7,141,924
Japan Post Bank Co. Ltd.	1,115,500	18,194,052
Japan Post Holdings Co. Ltd.	1,112,929	12,850,383
Japan Post Insurance Co. Ltd.	357,600	3,606,610
Japan Tobacco, Inc.	748,641	28,720,765
JFE Holdings, Inc.	359,012	4,203,047
JX Advanced Metals Corp.	347,600	7,704,138
Kajima Corp.	263,877	10,066,548
Kansai Electric Power Co., Inc.	591,251	9,830,179
Kao Corp.	283,007	11,016,775
Kawasaki Heavy Industries Ltd.	491,500	9,243,711
Kawasaki Kisen Kaisha Ltd.	228,700	3,862,883
KDDI Corp.	1,828,950	31,141,033
Keyence Corp.	121,380	43,200,007
Kikkoman Corp.	438,720	3,983,034
Kioxia Holdings Corp.(a)	118,300	15,449,993
Kirin Holdings Co. Ltd.	484,755	7,710,604
Komatsu Ltd.	593,354	23,627,693
Konami Group Corp.	62,699	7,726,276
Kubota Corp.	603,889	9,677,435

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyocera Corp.	801,000	$ 12,282,166
Kyowa Kirin Co. Ltd.	153,097	2,505,593
Lasertec Corp.	50,000	11,128,673
LY Corp.	1,717,727	4,141,666
M3, Inc.(a)	290,413	2,980,905
Makita Corp.	139,739	4,592,711
Marubeni Corp.	880,764	32,220,055
MatsukiyoCocokara & Co.	212,900	3,388,585
Minebea Mitsumi, Inc.	236,308	3,923,914
Mitsubishi Chemical Group Corp.	764,409	4,468,831
Mitsubishi Corp.	2,010,991	68,988,988
Mitsubishi Electric Corp.	1,186,621	38,810,908
Mitsubishi Estate Co. Ltd.	663,382	18,413,126
Mitsubishi HC Capital, Inc.	549,173	4,927,765
Mitsubishi Heavy Industries Ltd.	1,999,650	54,943,692
Mitsubishi UFJ Financial Group, Inc.	7,034,170	119,116,073
Mitsui & Co. Ltd.	1,541,000	59,563,720
Mitsui Fudosan Co. Ltd.	1,649,060	17,579,701
Mitsui OSK Lines Ltd.	215,100	8,939,722
Mizuho Financial Group, Inc.	1,553,451	62,889,532
MonotaRO Co. Ltd.	158,600	1,719,147
MS&AD Insurance Group Holdings, Inc.	802,772	20,948,791
Murata Manufacturing Co. Ltd.	1,040,975	23,356,580
NEC Corp.	808,570	20,119,711
Nexon Co. Ltd.	239,348	4,508,521
NIDEC Corp.(a)	520,840	6,613,737
Nintendo Co. Ltd.	688,720	39,316,016
Nippon Building Fund, Inc.	5,009	4,205,949
Nippon Paint Holdings Co. Ltd.	613,280	3,845,599
Nippon Sanso Holdings Corp.	112,193	3,978,181
Nippon Steel Corp.	3,017,380	11,126,726
Nippon Yusen KK	257,266	9,450,603
Nissan Motor Co. Ltd.(a)	1,448,115	3,138,597
Nitori Holdings Co. Ltd.	259,615	4,124,636
Nitto Denko Corp.	423,430	8,470,387
Nomura Holdings, Inc.	1,875,118	14,764,742
Nomura Research Institute Ltd.	235,763	6,452,275
NTT, Inc.	18,643,400	18,652,083
Obayashi Corp.	396,934	9,613,927
Obic Co. Ltd.	201,970	4,902,104
Olympus Corp.	695,312	6,624,466
Oracle Corp. Japan	24,335	1,319,753
Oriental Land Co. Ltd.	674,020	11,471,679
ORIX Corp.	725,600	21,529,523
Osaka Gas Co. Ltd.	223,408	9,049,035
Otsuka Corp.	149,464	2,861,443
Otsuka Holdings Co. Ltd.	271,055	19,237,003
Pan Pacific International Holdings Corp.	1,189,380	7,255,514
Panasonic Holdings Corp.	1,454,857	24,399,917
Rakuten Group, Inc.(a)	947,400	4,428,665
Recruit Holdings Co. Ltd.	878,194	38,262,857
Renesas Electronics Corp.	1,108,708	15,851,445
Resona Holdings, Inc.	1,295,499	14,778,724
Ryohin Keikaku Co. Ltd.	315,300	6,728,375
Sanrio Co. Ltd.	575,000	3,574,918
SBI Holdings, Inc.	350,394	6,488,013
SCREEN Holdings Co. Ltd.	106,000	6,315,114
Secom Co. Ltd.	247,414	9,424,195
Seibu Holdings, Inc.	135,700	3,791,290
Sekisui Chemical Co. Ltd.	228,278	3,832,483
Sekisui House Ltd.	372,399	8,344,365
Seven & i Holdings Co. Ltd.	1,299,977	17,484,223
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	154,663	$ 3,675,234
Shimano, Inc.	45,870	4,788,956
Shimizu Corp.	313,000	5,615,567
Shin-Etsu Chemical Co. Ltd.	1,052,730	42,865,878
Shionogi & Co. Ltd.	471,763	10,435,843
Shiseido Co. Ltd.	249,578	5,098,936
SMC Corp.	35,841	14,096,195
SoftBank Corp.	17,940,800	24,006,997
SoftBank Group Corp.	2,316,400	56,403,763
Sompo Holdings, Inc.	553,726	21,555,576
Sony Financial Group, Inc.	3,966,340	3,633,382
Sony Group Corp.	3,836,940	79,972,260
Subaru Corp.	365,846	5,894,285
Sumitomo Corp.	680,240	25,453,940
Sumitomo Electric Industries Ltd.	445,780	25,329,241
Sumitomo Metal Mining Co. Ltd.	154,215	8,975,805
Sumitomo Mitsui Financial Group, Inc.	2,286,381	75,176,913
Sumitomo Mitsui Trust Group, Inc.	396,052	12,616,879
Sumitomo Realty & Development Co. Ltd.	379,598	10,771,396
Suntory Beverage & Food Ltd.	91,540	2,585,098
Suzuki Motor Corp.	980,576	11,951,970
Sysmex Corp.	330,166	2,879,339
T&D Holdings, Inc.	288,506	7,389,946
Taisei Corp.	91,410	9,470,228
Takeda Pharmaceutical Co. Ltd.	992,608	36,555,635
TDK Corp.	1,212,770	15,754,206
Terumo Corp.	831,312	11,168,468
TIS, Inc.	137,400	2,937,808
Toho Co. Ltd.	329,410	3,460,045
Tokio Marine Holdings, Inc.	1,146,261	53,806,559
Tokyo Electron Ltd.	279,579	69,461,662
Tokyo Gas Co. Ltd.	196,755	9,266,382
Tokyu Corp.	324,065	3,825,283
TOPPAN Holdings, Inc.	147,100	3,879,716
Toray Industries, Inc.	865,214	6,162,595
Toyota Industries Corp.(a)	22,300	2,883,832
Toyota Motor Corp.	5,912,745	122,910,201
Toyota Tsusho Corp.	430,743	16,694,198
Tsuruha Holdings, Inc.	141,700	2,214,718
Unicharm Corp.	697,206	4,087,774
West Japan Railway Co.	255,780	5,041,302
Yamaha Motor Co. Ltd.	571,681	4,130,051
Yokogawa Electric Corp.	142,463	4,402,641
Yokohama Financial Group, Inc.	642,770	5,737,488
Zensho Holdings Co. Ltd.	62,400	3,643,086
ZOZO, Inc.	287,453	2,013,008
		2,931,194,573
Luxembourg — 0.2%
ArcelorMittal SA(a)	264,646	13,724,939
CVC Capital Partners PLC(b)	140,567	1,835,142
Eurofins Scientific SE	73,515	5,364,315
		20,924,396
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,270,058	5,740,521
Sands China Ltd.	1,593,260	3,395,773
		9,136,294
Mexico — 0.0%
Fresnillo PLC	137,255	6,083,969
Netherlands — 4.7%
ABN AMRO Bank NV	362,051	11,477,310
Adyen NV(a)(b)	15,664	15,677,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Akzo Nobel NV	106,195	$ 6,104,652
Argenx SE(a)	38,422	27,884,347
ASM International NV	29,095	22,052,630
ASML Holding NV	242,169	322,025,680
ASR Nederland NV	97,374	6,703,889
BE Semiconductor Industries NV	45,343	9,712,188
Euronext NV	48,284	7,753,534
EXOR NV	58,052	4,443,749
Heineken Holding NV	80,473	5,726,963
Heineken NV	178,812	13,753,920
ING Groep NV	1,813,159	47,063,573
Koninklijke Ahold Delhaize NV	553,313	25,767,347
Koninklijke KPN NV	2,376,361	13,244,949
Koninklijke Philips NV	478,279	13,082,000
Magnum Ice Cream Co. NV(a)	304,107	4,467,592
Nebius Group NV, Class A(a)	132,528	13,751,105
NN Group NV	163,289	12,752,202
Randstad NV	65,556	1,711,001
Universal Music Group NV	683,274	13,262,899
Wolters Kluwer NV, Class C	144,362	10,782,138
		609,200,989
New Zealand — 0.2%
Auckland International Airport Ltd.	1,110,066	5,084,058
Contact Energy Ltd.	592,459	3,149,223
Fisher & Paykel Healthcare Corp. Ltd.	382,066	8,284,515
Infratil Ltd.	617,619	4,164,538
Meridian Energy Ltd.	854,183	2,734,331
Xero Ltd.(a)	106,010	5,602,611
		29,019,276
Nigeria — 0.0%
Airtel Africa PLC(b)	586,772	2,705,806
Norway — 0.7%
Aker BP ASA	196,202	7,253,376
DNB Bank ASA	550,441	17,222,548
Equinor ASA	476,234	20,289,652
Gjensidige Forsikring ASA	124,174	3,248,226
Kongsberg Gruppen ASA	273,062	11,639,730
Mowi ASA	294,641	6,701,254
Norsk Hydro ASA	859,870	9,164,834
Orkla ASA	435,231	5,477,218
Salmar ASA	43,981	2,566,304
Telenor ASA	382,306	6,723,886
		90,287,028
Poland — 0.0%
InPost SA(a)	160,848	2,847,647
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	4,595,879	4,476,239
Banco Espirito Santo SA, Registered Shares(a)(d)	47,542	1
EDP SA	1,948,302	10,309,824
Galp Energia SGPS SA, Class B	259,058	6,211,584
Jeronimo Martins SGPS SA	175,819	4,204,067
		25,201,715
Singapore — 1.8%
CapitaLand Ascendas REIT	2,576,975	4,973,443
CapitaLand Integrated Commercial Trust	3,799,047	6,812,666
CapitaLand Investment Ltd.	1,537,530	3,272,783
DBS Group Holdings Ltd.	1,327,869	59,090,329
Grab Holdings Ltd., Class A(a)(c)	1,477,051	5,406,007
Keppel Ltd.	908,642	8,370,610
Security	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	2,112,787	$ 36,187,284
Sea Ltd., Class A, ADR(a)	245,776	20,352,711
Sembcorp Industries Ltd.(c)	583,500	3,030,209
Singapore Airlines Ltd.	984,699	5,077,788
Singapore Exchange Ltd.	557,726	8,508,182
Singapore Technologies Engineering Ltd.	1,015,679	8,620,304
Singapore Telecommunications Ltd.	4,834,746	18,576,375
STMicroelectronics NV	420,378	14,304,876
United Overseas Bank Ltd.	813,405	23,284,319
		225,867,886
South Korea — 0.0%
Delivery Hero SE(a)(b)	126,920	2,358,319
Spain — 3.7%
Acciona SA	15,326	4,030,161
ACS Actividades de Construccion y Servicios SA	110,175	13,436,431
Aena SME SA(b)	465,653	13,735,505
Amadeus IT Group SA	279,702	15,993,564
Banco Bilbao Vizcaya Argentaria SA	3,561,875	76,934,926
Banco de Sabadell SA	3,119,054	11,173,365
Banco Santander SA	9,164,795	102,743,957
Bankinter SA	418,560	6,628,891
CaixaBank SA	2,398,725	28,755,089
Cellnex Telecom SA(b)	296,582	9,536,517
EDP Renovaveis SA	195,767	3,137,728
Endesa SA	197,204	8,224,013
Grifols SA , Class A	196,844	2,059,386
Iberdrola SA	4,014,300	91,903,994
Indra Sistemas SA	49,356	2,758,528
Industria de Diseno Textil SA	680,577	39,615,572
Mapfre SA	573,601	2,556,250
Naturgy Energy Group SA	165,551	4,956,021
Redeia Corp. SA	180,542	3,060,247
Repsol SA	700,574	19,720,085
Telefonica SA	2,288,284	10,012,453
		470,972,683
Sweden — 3.2%
AddTech AB, Class B, B Shares	161,383	5,537,844
Alfa Laval AB	179,636	9,826,075
Assa Abloy AB, Class B	622,297	22,494,709
Atlas Copco AB, A Shares	1,667,696	29,429,537
Atlas Copco AB, B Shares	969,102	15,149,254
Beijer Ref AB, Class B	253,914	3,520,040
Boliden AB(a)	176,467	9,250,723
Epiroc AB, Class A	409,162	10,072,272
Epiroc AB, Class B	242,123	5,186,652
EQT AB	306,614	9,513,519
Essity AB, Class B	374,454	9,650,730
Evolution AB(b)	82,514	5,185,875
Fastighets AB Balder, B Shares(a)	445,788	2,610,807
H & M Hennes & Mauritz AB, B Shares	306,419	5,732,746
Hexagon AB, Class B, B shares	1,289,041	12,545,098
Holmen AB, Class B, B Shares	43,684	1,566,504
Industrivarden AB, A Shares	67,247	3,349,314
Industrivarden AB, C Shares	96,917	4,804,050
Indutrade AB	169,648	3,889,834
Investment AB Latour, B Shares	94,384	2,034,663
Investor AB, Class B, B Shares	1,136,722	43,053,018
L E Lundbergforetagen AB, B Shares	47,186	2,682,702
Lifco AB, Class B, B Shares	144,731	4,378,459
Nibe Industrier AB, B Shares	940,927	3,931,603
Saab AB, Class B	198,870	13,015,993

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Sagax AB, Class B	139,805	$ 2,579,753
Sandvik AB	661,990	25,448,111
Securitas AB, B Shares	305,350	5,113,978
Skandinaviska Enskilda Banken AB, Class A	939,941	17,369,074
Skanska AB, B Shares	211,296	5,715,368
SKF AB, Class B, B Shares	211,801	5,105,660
Svenska Cellulosa AB SCA, Class B	377,770	4,380,000
Svenska Handelsbanken AB, A Shares	905,591	11,939,060
Swedbank AB, Class A, A Shares	527,122	17,966,167
Swedish Orphan Biovitrum AB(a)	122,049	5,115,127
Tele2 AB, Class B, B Shares	339,908	7,035,237
Telefonaktiebolaget LM Ericsson, B Shares	1,737,591	19,808,945
Telia Co. AB	1,464,799	7,504,561
Trelleborg AB, B Shares	125,930	4,709,720
Volvo AB, B Shares	986,665	32,440,856
		410,643,638
Switzerland — 7.4%
ABB Ltd., Class N, Registered Shares	977,861	79,507,850
Alcon AG	310,249	23,451,790
Avolta AG, Class N	54,578	3,272,295
Banque Cantonale Vaudoise, Registered Shares	18,702	3,041,790
Barry Callebaut AG, Class N, Registered Shares	2,215	3,895,288
Belimo Holding AG, Registered Shares	6,109	4,961,415
BKW AG	13,113	2,585,355
Chocoladefabriken Lindt & Spruengli AG	583	8,186,474
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	67	9,589,818
Cie Financiere Richemont SA, Class A, Registered Shares	335,402	59,220,589
DSM-Firmenich AG	107,218	7,668,666
EMS-Chemie Holding AG, Registered Shares	4,356	3,425,076
Galderma Group AG	114,470	22,497,210
Geberit AG, Class N, Registered Shares	21,061	14,216,804
Givaudan SA, Class N, Registered Shares	5,733	19,386,145
Helvetia Holding AG, Registered Shares	49,381	12,780,305
Julius Baer Group Ltd., Class N	127,900	9,407,556
Kuehne & Nagel International AG, Registered Shares	29,989	6,867,635
Logitech International SA, Class N, Registered Shares	94,835	8,806,805
Lonza Group AG, Registered Shares	43,603	27,972,125
Nestle SA, Class N, Registered Shares	1,607,513	157,682,563
Novartis AG, Class N, Registered Shares	1,186,163	182,069,278
Partners Group Holding AG	14,091	15,187,849
Sandoz Group AG	259,524	20,333,935
Schindler Holding AG	25,280	8,327,046
Schindler Holding AG, Class N, Registered Shares	14,576	4,590,745
SGS SA, Registered Shares	102,792	10,833,146
Sika AG, Registered Shares	94,655	15,667,125
Sonova Holding AG, Registered Shares	31,467	7,174,899
Straumann Holding AG, Registered Shares	69,301	7,250,487
Swatch Group AG, Class BR	17,966	3,966,199
Swiss Life Holding AG, Class N, Registered Shares	17,715	19,295,412
Swiss Prime Site AG, Registered Shares	49,815	8,434,583
Swisscom AG, Class N, Registered Shares	16,081	13,494,579
UBS Group AG, Registered Shares	1,980,600	77,230,317
VAT Group AG(b)	16,764	10,458,074
Zurich Insurance Group AG, Class N	91,313	64,541,715
		957,278,943
United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	45,379	1
Security	Shares	Value
United Kingdom — 12.3%
3i Group PLC	616,733	$ 20,099,950
Admiral Group PLC	161,650	6,761,132
Anglo American PLC	694,846	29,833,625
Associated British Foods PLC	200,006	5,006,622
AstraZeneca PLC	967,625	189,209,341
Auto Trader Group PLC(b)	522,880	3,272,750
Aviva PLC	1,898,456	15,235,846
BAE Systems PLC	1,872,186	54,889,689
Barclays PLC	8,635,798	45,195,315
Barratt Redrow PLC	840,796	2,924,358
British American Tobacco PLC	1,359,060	78,905,396
BT Group PLC	3,713,148	10,406,344
Bunzl PLC	201,293	6,060,012
Centrica PLC	2,858,971	8,094,992
CK Hutchison Holdings Ltd.	1,672,617	12,839,041
Coca-Cola Europacific Partners PLC	129,026	11,698,787
Compass Group PLC	1,060,914	29,600,469
Diageo PLC	1,382,323	25,707,356
Entain PLC	389,200	2,923,827
Haleon PLC	5,529,851	27,367,198
Halma PLC	235,711	12,028,517
HSBC Holdings PLC	10,715,782	175,980,851
Imperial Brands PLC	467,775	18,967,248
Informa PLC	799,352	8,028,467
International Consolidated Airlines Group SA, Class DI	757,808	3,596,792
Intertek Group PLC	95,572	4,650,434
J Sainsbury PLC	1,067,216	4,788,604
JD Sports Fashion PLC	1,594,522	1,512,339
Kingfisher PLC	1,063,455	4,043,613
Land Securities Group PLC	439,431	3,241,350
Legal & General Group PLC	3,537,479	11,625,330
Lloyds Banking Group PLC	36,739,329	45,535,975
London Stock Exchange Group PLC	285,969	33,769,428
M&G PLC	1,420,958	5,161,534
Marks & Spencer Group PLC	1,277,218	5,754,787
Melrose Industries PLC	780,311	5,287,542
National Grid PLC	3,099,992	52,328,172
NatWest Group PLC	4,965,457	36,783,822
Next PLC	72,216	12,200,805
Pearson PLC	355,283	4,684,004
Phoenix Group Holdings PLC	437,327	3,960,659
Reckitt Benckiser Group PLC	402,491	27,063,631
RELX PLC	1,136,070	37,220,325
Rentokil Initial PLC	1,568,344	9,733,026
Rolls-Royce Holdings PLC	5,239,681	79,603,468
Sage Group PLC	592,695	6,641,381
Schroders PLC	450,019	3,464,945
Segro PLC	798,328	6,843,715
Severn Trent PLC	168,242	6,900,211
Shell PLC	3,555,925	164,692,872
Smith & Nephew PLC	501,212	7,941,206
Smiths Group PLC	197,071	6,013,859
Spirax Group PLC	45,704	4,100,281
SSE PLC	749,444	25,907,226
Standard Chartered PLC	1,191,699	24,834,837
Tesco PLC	3,965,221	24,921,525
Unilever PLC	1,360,552	74,693,456
United Utilities Group PLC	423,364	7,381,847
Verisure PLC(a)	166,311	1,726,396
Vodafone Group PLC	11,643,001	17,561,735
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Whitbread PLC	104,874	$ 3,224,380
Wise PLC, Class A(a)	413,655	4,981,309
		1,585,413,954
United States — 4.2%
Aegon Ltd.	781,363	5,714,282
BP PLC	9,822,483	76,878,651
Buzzi SpA	49,712	2,513,288
Experian PLC	569,682	19,707,860
Ferrovial SE	318,897	20,746,306
GSK PLC	2,542,694	70,039,726
Holcim AG	316,761	26,184,076
InterContinental Hotels Group PLC	89,444	11,795,412
Monday.com Ltd.(a)	27,845	1,924,368
Qiagen NV	128,396	5,201,287
Roche Holding AG	438,335	174,935,484
Roche Holding AG, Class BR	19,872	8,234,206
Spotify Technology SA(a)	97,702	47,376,676
Stellantis NV	1,251,889	9,048,132
Sunbelt Rentals Holdings, Inc.	258,478	16,488,655
Swiss Re AG	186,400	31,310,943
Tenaris SA	232,950	6,809,668
		534,909,020
Total Common Stocks — 98.7% (Cost: $7,278,050,038)		12,707,205,695
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	35,279	3,247,509
Dr. Ing hc F Porsche AG(c)	72,928	3,322,185
Henkel AG & Co. KGaA	99,554	7,690,462
Porsche Automobil Holding SE	95,071	3,481,232
Sartorius AG	16,272	4,071,527
Volkswagen AG	128,027	13,096,201
		34,909,116
Total Preferred Securities — 0.3% (Cost: $42,726,789)		34,909,116
Security	Shares	Value
Rights
Italy — 0.0%
Telecom Italia SpA, (Expires 04/15/26, Strike Price EUR 0.51)	11,287,263	$ 235
Singapore — 0.0%
CapitaLand Ascendas REIT, (Expires 04/22/26, Strike Price SGD 2.35)	72,155	6,734
Total Rights — 0.0% (Cost: $ — )		6,969
Total Long-Term Investments — 99.0% (Cost: $7,320,776,827)		12,742,121,780
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(e)(f)(g)	23,588,572	23,593,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(e)(f)	24,398,861	24,398,861
Total Short-Term Securities — 0.4% (Cost: $47,992,541)		47,992,151
Total Investments — 99.4% (Cost: $7,368,769,368)		12,790,113,931
Other Assets Less Liabilities — 0.6%		83,056,769
Net Assets — 100.0%		$ 12,873,170,700

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 39,338,538	$ —	$ (15,736,260)(a)	$ (8,598)	$ (390)	$ 23,593,290	23,588,572	$ 42,102 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	39,888,114	—	(15,489,253)(a)	—	—	24,398,861	24,398,861	224,092	—
				$ (8,598)	$ (390)	$ 47,992,151		$ 266,194	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	92	06/11/26	$ 15,351	$ (30,242)
SPI 200 Index	88	06/18/26	12,922	(48,279)
Euro Stoxx 50 Index	644	06/19/26	40,903	133,398
FTSE 100 Index	199	06/19/26	26,971	247,034
				$ 301,911
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 7,803,565	$ 954,115,276	$ —	$ 961,918,841
Austria	—	41,336,685	—	41,336,685
Belgium	—	113,199,206	—	113,199,206
Brazil	—	6,009,051	—	6,009,051
Chile	—	10,979,541	—	10,979,541
China	1,866,788	62,780,433	—	64,647,221
Czech Republic	3,349,910	—	—	3,349,910
Denmark	12,227,431	197,588,066	—	209,815,497
Finland	15,867,144	135,378,867	—	151,246,011
France	—	1,255,135,551	—	1,255,135,551
Germany	—	1,109,482,930	—	1,109,482,930
Hong Kong	8,175,652	238,060,715	—	246,236,367
Ireland	14,260,959	40,972,511	—	55,233,470
Israel	29,063,775	110,785,204	—	139,848,979
Italy	—	417,495,326	—	417,495,326
Ivory Coast	—	7,224,972	—	7,224,972
Japan	35,431,056	2,895,763,517	—	2,931,194,573
Luxembourg	—	20,924,396	—	20,924,396
Macau	—	9,136,294	—	9,136,294
Mexico	—	6,083,969	—	6,083,969
Netherlands	43,986,044	565,214,945	—	609,200,989
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
New Zealand	$ 8,233,281	$ 20,785,995	$ —	$ 29,019,276
Nigeria	—	2,705,806	—	2,705,806
Norway	20,929,920	69,357,108	—	90,287,028
Poland	—	2,847,647	—	2,847,647
Portugal	—	25,201,714	1	25,201,715
Singapore	44,335,093	181,532,793	—	225,867,886
South Korea	—	2,358,319	—	2,358,319
Spain	26,915,539	444,057,144	—	470,972,683
Sweden	—	410,643,638	—	410,643,638
Switzerland	—	957,278,943	—	957,278,943
United Arab Emirates	—	—	1	1
United Kingdom	16,487,391	1,568,926,563	—	1,585,413,954
United States	49,301,044	485,607,976	—	534,909,020
Preferred Securities
Preferred Stocks	—	34,909,116	—	34,909,116
Rights	—	6,969	—	6,969
Short-Term Securities
Money Market Funds	47,992,151	—	—	47,992,151
	$ 386,226,743	$ 12,403,887,186	$ 2	$ 12,790,113,931
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 133,398	$ 247,034	$ —	$ 380,432
Liabilities
Equity Contracts	(48,279)	(30,242)	—	(78,521)
	$ 85,119	$ 216,792	$ —	$ 301,911

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions